Taxes on Income	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Note 15 - Taxes on Income
Note 15 - Taxes on Income

A.	Taxation of companies in Israel

The current and deferred taxes expenses of Israeli entities are booked under the applicable tax rates below:

1.	Income tax rate

The Israeli statutory primary income tax rate is 23%.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter – the Encouragement Law)

a)	Beneficiary Enterprises

The production facilities of some of the Company’s subsidiaries in Israel (hereinafter – the Subsidiaries) have received “Beneficiary Enterprise” status under the Encouragement law after Amendment No. 60 to the Law was published in April 2005. The main benefit granted to the Subsidiaries is a preferred tax rate. From the year 2022, “Beneficiary Enterprise” tax benefits to the Subsidiaries have been discontinued.

A company which had a “Beneficiary Enterprise” that distributes a dividend out of exempt income, will be subject to corporate tax in the year in which the dividend is distributed on the amount distributed, at the tax rate applicable under the Encouragement Law in the year in which the exempted income was generated, had it not been exempt from tax. In addition, a withholding tax will be applied at the applicable rate to the distribution.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (cont'd)

a)	Beneficiary Enterprise (cont'd)

In November 2021, the Israeli Economic Efficiency Law for the years 2021 and 2022 was published, which consists of numerous legislative amendments and arrangements, including an amendment to Section 74 of the Encouragement Law, (hereinafter - the amendment). The amendment stipulates that in any dividend distribution from companies holding accumulated profits that were exempt from tax until their distribution as a dividend ("trapped earnings"), a certain part of the distribution will be considered a distribution of those trapped earnings, which will be fully taxed upon release.

As of December 31, 2025, the Company's “trapped earnings” balance was about 950 NIS million (approximately $298 million). The Company estimates that its remaining “trapped earnings” are not expected to be distributed and therefore no deferred tax liability accrual was booked.

b)	Preferred Enterprises

In December 2010, the Israeli Knesset approved the Economic Policy Law for 2011‑2012, whereby the Encouragement law, was amended (hereinafter – the Amendment). The Amendment is effective from January 1, 2011, and its provisions apply to preferred income, derived or accrued by a Preferred Enterprise, as defined in the Amendment, in 2011 and thereafter.

The Amendment does not apply to an Industrial Enterprise that is a mine, or any other facility for production of minerals or a facility for exploration of fuel. Therefore, ICL plants that are defined as mining plants and mineral excavators will not be able to take advantage of the tax rates included as part of the Amendment.

The tax rates applicable to Preferred Enterprises in Israel:

1)	Preferred Enterprises located in Development Area A – 7.5%.

2)	Preferred Enterprises located in the rest of the country – 16%.

In November 2015, the Knesset passed the Economic Efficiency Law, which expanded the exception to all of the Enterprise’s activities up to the time of the first marketable product (for additional details – see Section 4 below). However, tax benefits to which a Beneficiary Plant was entitled were not cancelled in respect of investments made up to December 31, 2012. Therefore, such plants are able to utilize the tax benefits in respect of such investments, in accordance with the provisions of the old law.

It is further provided in the Amendment that tax will not apply to a dividend distributed out of preferred income to a shareholder that is an Israeli‑resident company. A dividend distributed out of preferred income to a shareholder that is an individual or a foreign resident is subject to tax at a rate of 20%, unless a lower tax rate applies under a relevant treaty for prevention of double taxation.

3.	The Law for the Encouragement of Industry (Taxation), 1969

a)
Some of the Company’s Israeli subsidiaries are “Industrial Enterprise”, as defined in the abovementioned law. In respect of buildings, machinery and equipment owned and used by any "Industrial Enterprise", the Company is entitled to claim accelerated depreciation as provided by the Income Tax Regulations – Adjustments for Inflation (Depreciation Rates), 1986 which allow accelerated depreciation to any "Industrial Enterprise" as of the tax year in which each asset is first placed in service.

b)
The Industrial Enterprises owned by some of the Company's Israeli subsidiaries have a common line of production or similar industrial branch activity and, therefore, they file, together with the Company, a consolidated tax return in accordance with Section 23 of the Law for the Encouragement of Industry. Accordingly, each of the said companies is entitled to offset its tax losses against the taxable income of the other companies.

4.	Taxation of Profits Natural Resources

The government take on natural resources in Israel includes three elements: Royalties, Corporate Income Tax and Surplus Profit Levy. The highlights of the Law are set forth below:

4.1	Royalties

In accordance with the Mines Ordinance, the rate of the royalties, in connection with resources produced from the quarries, will be 5%. For production of phosphates, according to the Mines Ordinance (Third Addendum A), the royalty rate is 5% of the value of the quarried material.

In accordance with the Israeli Dead Sea Concession Law, 1961, the royalty rate for potash, bromine and magnesium is 5% of the value of the sold quantity.

4.2	Imposition of Surplus Profit Levy

The Law for Taxation of Profits from Natural Resources (hereinafter – the Law), is effective since January 1, 2016. The law applied for the bromine, phosphate and magnesium minerals from 2016 and for potash from 2017. The tax base, which will be calculated for every mineral separately, is the mineral’s operating income, in accordance with the accounting statement of income, to which certain adjustments will be made.

The taxable profit is based on the first traded product mineral operating income, as adjusted, after a deduction of 5% of the mineral’s year end working capital, and an amount that reflects a yield of 14% on the value of property, plant and equipment used for production and sale of the quarried material.

On the tax base, as stated, a progressive tax will be imposed at a rate to be determined based on the yield in that year. For a yield between 14% and 20%, Natural Resources Tax will be imposed at the rate of 25%, while yield in excess of 20% will be subject to Natural Resources Tax at the rate of 42%. In years in which the Natural Resources Tax base is negative, the negative amount will be carried forward from year to year and will constitute a tax shield in the succeeding tax year. The above computations, including the right to use prior years’ losses (Negative Surplus Profits), are made separately, without considering setoffs, for each natural resource production and sale activity.

Limitations on the Natural Resources Tax – the Natural Resources Tax will only apply to profits deriving from the actual production and sale of each of the following resources: potash, bromine, magnesium and phosphates, and not to the profits deriving from the downstream industrial activities. Calculation of the Natural Resources Tax will be made separately for every mineral mining concession. Nonetheless, regarding magnesium, it was provided that commencing from 2017, upon sale of Carnalite by DSW to magnesium and reacquisition of a Sylvinite byproduct by DSW, magnesium will charge DSW $100 per tonne of potash, which is produced from the Sylvinite (linked to the CPI).

A mechanism was provided for determination of the market price, with respect to transactions in natural resources executed between related parties in Israel, as well as a mechanism for calculation of the manner for costs allocation between the production and sale of the natural resource, on the one hand, and the downstream activities, on the other hand.

Regarding the bromine resource, the sale price of bromine sold to related parties, in and outside of Israel, who use the bromine for bromine compounds manufacturing activities, shall be, in each tax year, the higher of:

1)	Actual price in the sale transaction.

2)	A price which will provide an operating profit for the bromine compounds manufacturer of 12% out of the revenue it generates from bromine compounds sales.

Regarding the phosphate resource, the sale price of phosphate sold to related parties for purposes of downstream manufacturing activities shall be, in each tax year, the higher of:

1)	Actual price in the sale transaction.

2)	A price which will keep an operating profit with the downstream products manufacturer of 12% out of the revenue it generates from downstream phosphate made of products sales.

3)	The production and operating costs attributable to a unit of phosphate.

Amendment number 3 to the Law

In November 2021, Amendment number 3 to the Law was approved by the Israeli Kneset, according to which the arrangement of tax collection will be altered so that companies will be required to pay 75% of the disputed tax, after objecting to a tax assessment by appeal to the district court, and prior to a Court ruling. Prior to this amendment, the full payment of the Surplus Profit Levy in dispute was not required until a Court ruling is rendered.

4.3	Corporate income Tax:

The Law for Encouragement of Capital Investments was revised such that the definition of a “Plant for Production of Quarries” will include all the plant’s activities up to production of the first marketable natural resource of potash, bromine, magnesium and phosphates. Accordingly, activities involved with production of the first traded resource will not be entitled to tax benefits under the Law, whereas activities relating to downstream products, such as bromine compounds, acids, fertilizers, etc. will be entitled to tax benefits under the Law.

The Natural Resource Tax will be deductible from the Company's taxable income and the Company will pay the Corporate Tax on the balance as is customary in Israel.

B.	Taxation of non-Israeli subsidiaries

Subsidiaries incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence(2). The principal tax rates applicable to the major subsidiaries outside Israel are as follows:

Country	Tax rate	Note
Brazil	34%
Germany	29%	(3)
United States	26%	(1)
Netherlands	25.8%
Spain	25%
China	25%
United Kingdom	25%

(1)	The tax rate is an estimated average and includes federal and states taxes. Different rates may apply in each year due to changes in the allocation of income among states.

(2)
In accordance with the legislation of BEPS Pillar 2, which entered into effect in 2024, there are several jurisdictions in which the Company operates where the local tax rate may require a supplement to a minimum taxation of 15%. This legislation has no material impact on the Company.

(3)	Starting in fiscal year 2028, the tax rate will be gradually reduced by 1% per year, reaching 24% in fiscal year 2032.

C.	Carried forward tax losses

As of December 31, 2025, the balances of the carryforward tax losses, including Negative Surplus Profits, of subsidiaries for which deferred taxes have been recorded, amount to about $598 million (December 31, 2024 – about $557 million).

As of December 31, 2025, the balances of the carryforward tax losses, including Negative Surplus Profits, of subsidiaries for which deferred taxes have not been recorded, amount to about $581 million (December 31, 2024 – about $305 million).

As of December 31, 2025, the capital losses for tax purposes available for carryforward to future years for which deferred taxes have not been recorded amount to about $186 million (December 31, 2024 – about $159 million).

D.	Tax assessment

1.	Income Tax

The Company and the main operational companies in Israel, have received final tax assessments up to and including 2019. The main subsidiaries outside of Israel have final tax assessments up to and including 2015 - 2021.

The Company's main operating companies in Spain are involved in an assessment dispute with the Spanish tax authorities for the years 2015-2019 before the low-level tax court. The assessment does not include a tax demand but involves a reduction of net operating losses for tax purposes amounting to 35 million euro. The company believes it is more likely than not that its position will be accepted for those years.

2.	Surplus Profit Levy (in Israel)

We have received final tax assessments up to and including the 2020 tax year for our Potash, Bromine and Magnesium minerals operations.

On December 30, 2025, the Company received a tax assessment from the Israeli Tax Authority for the years 2016-2020 related to the Surplus Profit Levy on phosphate mineral. The assessment includes the cancellation of carry-forward negative Surplus Profit, which amounted to approximately $60 million as of the end of 2020. The assessment also includes an immaterial Surplus Profit Levy demand for 2016. The impact of the assessment on the Company’s financial statements is immaterial, as the Company did not recognize a deferred tax asset for the Negative Surplus Profit related to phosphate minerals. The Company is considering filing an objection to this assessment.

E.	Deferred income taxes

1. The composition of the deferred taxes and the changes therein are as follows:

In respect of financial position				In respect of carry forward tax losses	Total
Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
$ millions

Balance as of January 1, 2024	(596)	50	52	15	142	(337)
Changes in 2024:
Amounts recorded in the statement of income	(36)	(7)	4	33	23	17
Amounts recorded to a capital reserve	-	-	(8)	-	-	(8)
Translation differences	9	(1)	(1)	(7)	(10)	(10)
Balance as of December 31, 2024	(623)	42	47	41	155	(338)

Changes in 2025:
Amounts recorded in the statement of income	(2)	3	2	(16)	24	11
Amounts recorded to a capital reserve	-	-	-	(4)	-	(4)
Translation differences	(5)	-	(3)	4	13	9
Balance as of December 31, 2025	(630)	45	46	25	192	(322)

2. The currencies in which the deferred taxes are denominated:

As of December 31
2025	2024
$ millions	$ millions

Israeli shekels	(475)	(432)
Euro	70	51
US dollar	51	9
British pound	11	11
Brazilian real	9	15
Other	12	8
	(322)	(338)

F.	Taxes on income included in the income statements

1.	Composition of income tax expenses (income)

For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Current taxes (1)	162	184	251
Deferred taxes	(15)	(20)	47
Taxes in respect of prior years	14	8	(11)
	161	172	287

(1) The current taxes for 2025 derived mainly from the Israeli and Chinese companies.

2.	Theoretical tax

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates in Israel (see A(2) above) and the tax expense presented in the statements of income:

For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Income before taxes on income, as reported in the statements of income	441	636	974
Statutory tax rate (in Israel)	23%	23%	23%
Theoretical tax expense	101	146	224
Add (less) – the tax effect of:
Surplus Profit Levy tax	6	3	62
Reduced tax due to tax benefits	(27)	(12)	(17)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(13)	(19)	(32)
Tax on dividend	6	6	4
Deductible temporary differences and their reversal (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	37	29	52
Taxes in respect of prior years	14	8	(11)
Differences in measurement basis	27	3	2
Other differences	10	8	3
Taxes on income included in the income statements	161	172	287

G.	Taxes on income relating to items recorded in equity

For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	-	(8)	(8)
Change in fair value of hedging derivatives	(4)	(2)	(4)
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	-	27	(9)
Total	(4)	17	(21)